Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Postemployment Benefits [Abstract]
Activity under the incentive and non-qualified stock option plans
The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the years ended December 31, 2017, 2016 and 2015:

	Years Ended December 31,
	2017		2016		2015
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	21,500	$23.57	29,500	$23.55	47,500	$22.41
Options Granted	—	—	—	—	—	—
Options Exercised	7,500	23.49	—	—	—	—
Options Forfeited	9,500	23.95	8,000	23.47	18,000	20.55
Balance, End of Period	4,500	$22.91	21,500	$23.57	29,500	$23.55

Options Exercisable	4,500	$22.91	18,200	$23.62	21,500	$23.57
Weighted-Average Remaining Life of Exercisable Options	0.4 years		1.0 year		1.4 years
Options Available for Grant	50,000		50,000		50,000

Options outstanding	At December 31, 2017, the Company had the following options outstanding:

Grant Date	Outstanding Options	Option Price	Expiration Date
05/19/08	2,500	$22.91	05/19/18

07/01/08	2,000	$22.91	07/01/18